Consolidated Statements of Changes In Redeemable Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Issuance cost	$ 3,294,096	$ 87,949